OPERATING LEASE LIABILITIES AND RIGHT OF USE ASSETS	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
OPERATING LEASE LIABILITIES AND RIGHT OF USE ASSETS

12. OPERATING LEASE LIABILITIES AND RIGHT OF USE ASSETS

Operating Leases

During the years ended December 31, 2023 and 2022, the Company entered into multiple operating leases for new offices and facility spaces in China. The Company measured and recorded right of use assets and corresponding operating lease liabilities at the lease commencement dates. The discount rate utilized in such present value calculation was 4.75% based on an estimate of the Company’s incremental borrowing rate.

The Company has made operating lease payments in the amount of $153,560 and $124,944 during the years ended December 31, 2023 and 2022. Rent expense charged to operations, which differs from rent paid due to rent credits and to increasing amounts of base rent, is calculated by allocating total rental payments on a straight-line basis over the term of the lease. For the years ended December 31, 2023 and 2022, the Company incurred operating lease expense amounted to $206,806, and $222,638, respectively.

Operating lease liabilities at December 31, 2023 and 2022, consist of:

	As of
	December 31,	December 31,
	2023	2022
Current portion	$362,720	$218,011
Long term portion	298,961	314,391
Total operating lease liabilities	$661,681	$532,402

The following summarizes total future minimum operating lease payments at December 31, 2023:

The periods ending December 31,
2024	$383,539
2025	137,588
2026	120,958
2027	59,860
Total minimum lease payments	701,945
Less: present value discount	(40,264)
Present value of minimum lease payments	$661,681

As of December 31, 2023 and 2022, the weighted average discount rate for these leases is 4.75% and 4.75%, and the weighted average remaining term is 43 months and 41 months, respectively.